As filed with the U.S. Securities and Exchange Commission on November 13, 2019

File No. 033-47287

File No. 811-06637

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 142	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 143

(Check appropriate box or boxes.)

THE UBS FUNDS

(Exact Name of Registrant as Specified in Charter)

One North Wacker, Chicago, Illinois  60606

(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code  312-525-7240

Keith A. Weller

UBS Asset Management (Americas) Inc.

One North Wacker

Chicago, Illinois  60606

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(215) 564-8048

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒  immediately upon filing pursuant to paragraph (b)

☐  on [Date] pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on [Date] pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [Date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment Nos. 142/143 to this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois on the 13th  day of November, 2019.

THE UBS FUNDS

By:	/s/ Igor Lasun
Igor Lasun*
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Igor Lasun	President and	November 13, 2019
Igor Lasun*	Principal Executive Officer

/s/ Frank K. Reilly	Chairman and Trustee	November 13, 2019
Frank K. Reilly*

/s/ Joanne M. Kilkeary	Principal Accounting Officer	November 13, 2019
Joanne M. Kilkeary*	and Treasurer

/s/ Adela Cepeda	Trustee	November 13, 2019
Adela Cepeda*

/s/ J. Mikesell Thomas	Trustee	November 13, 2019
J. Mikesell Thomas*

/s/ Abbie J. Smith	Trustee	November 13, 2019
Abbie J. Smith*

* By	/s/ Keith A. Weller
Keith A. Weller, Attorney-in-Fact
(Pursuant to Powers of Attorney, incorporated herein by reference)

EXHIBITS INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase